Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax [Abstract]
Schedule of current and deferred portion of income tax expenses
The current and deferred portion of income tax expenses included in the consolidated statements of operations, which were substantially attributable to the Group’s PRC subsidiaries are as follows:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Current tax expenses	7,793	15,348	57,642
Deferred tax	(13,815)	1,483	(3,391)

Income tax (benefits) expenses	(6,022)	16,831	54,251

Schedule of reconciliations of the differences between the PRC statutory income tax rate and the Group's effective income tax rate
Reconciliation of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2015, 2016 and 2017 are as follows:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Statutory income tax rate	25.00%	25.00%	25.00%
Share-based compensation	23.47%	8.36%	5.50%
Effect on tax rates in different tax jurisdiction	(15.88)%	(1.01)%	(1.91)%
Effect of preferential tax benefit on assessable profits of subsidiary incorporated in the PRC	-%	-%	(2.24)%
Tax incentives relating to research and development expenditure	(17.00)%	(8.87)%	(5.16)%
Other non-deductible expenses	0.60%	0.78%	0.09%
Changes in valuation allowance	(38.63)%	(7.80)%	(0.78)%

Effective income tax rate	(22.44)%	16.46%	20.50%

Schedule of principal components of the deferred tax assets and liabilities
The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets:
Logistics expenses accruals	1,989	511
Inventory write-down	5,404	7,889
Allowance for other investments	-	1,557
Promotion expenses accruals	1,270	1,628
Outsourced labor cost	2,620	-
Promotion expenses paid but tax invoices not received	186	-
Salary and welfare payable	748	447
Professional fee accruals	1,307	1,202
Marketing expenses accruals	424	1,265
Allowance for doubtful accounts	295	368
Other accruals	1,034	1,153
Net operating loss carry forward	5,452	5,833

Less: valuation allowance	(8,397)	(6,325)

Deferred tax assets, net	12,332	15,528

Deferred tax liabilities:
Identifiable intangible assets	-	(3,710)

Deferred tax liabilities	-	(3,710)

Summary of movement of the valuation allowance	Movement of the valuation allowance is as follows:
	For Year Ended December 31,
	2016	2017
	RMB	RMB

Balance as of January 1	16,368	8,397
Reversals	(7,971)	(2,072)

Balance as of December 31	8,397	6,325